Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Comprehensive Income
Product Sales		$ 50,938	$ 43,789	$ 42,998
Alliance Revenue		2,212	1,428	755
Collaboration Revenue		923	594	598
Total Revenue		54,073	45,811	44,351
Cost of sales		(10,207)	(8,268)	(12,391)
Gross profit		43,866	37,543	31,960
Distribution expense		(555)	(539)	(536)
Research and development expense		(13,583)	(10,935)	(9,762)
Selling, general and administrative expense		(19,977)	(19,216)	(18,419)
Other operating income and expense		252	1,340	514
Operating profit		10,003	8,193	3,757
Finance income		458	344	95
Finance expense		(1,742)	(1,626)	(1,346)
Share of after tax losses in associates and joint ventures		(28)	(12)	(5)
Profit before tax		8,691	6,899	2,501
Taxation		(1,650)	(938)	792
Profit for the period		7,041	5,961	3,293
Other comprehensive income:
Remeasurement of the defined benefit pension liability		80	(406)	1,118
Net gains/(losses) on equity investments measured at fair value through Other comprehensive income		139	278	(88)
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss		12	(6)	2
Tax on items that will not be reclassified to profit and loss		(43)	101	(216)
Total other comprehensive income that will not be reclassified to profit and loss, net of tax		188	(33)	816
Foreign exchange arising on consolidation		(957)	608	(1,446)
Foreign exchange arising on designated liabilities in net investment hedges		(122)	24	(282)
Fair value movements on cash flow hedges		(129)	266	(97)
Fair value movements on cash flow hedges transferred to profit and loss		177	(145)	73
Fair value movements on derivatives designated in net investment hedges		39	44	(8)
Costs of hedging		(21)	(19)	(7)
Tax on items that may be reclassified subsequently to profit and loss		25	(12)	73
Other comprehensive (loss)/income that may be reclassified to profit and loss, net of tax		(988)	766	(1,694)
Other comprehensive (expense)/income for the period, net of tax	[1]	(800)	733	(878)
Total comprehensive income for the period		6,241	6,694	2,415
Profit attributable to:
Owners of the Parent		7,035	5,955	3,288
Non-controlling interests		6	6	5
Total comprehensive income attributable to:
Owners of the Parent		6,236	6,688	2,413
Non-controlling interests		5	6	2
Total comprehensive income for the period		$ 6,241	$ 6,694	$ 2,415
Basic earnings per $0.25 Ordinary Share		$ 4.54	$ 3.84	$ 2.12
Diluted earnings per $0.25 Ordinary Share		$ 4.5	$ 3.81	$ 2.11
Weighted average number of Ordinary Shares in issue (millions)		1,550	1,549	1,548
Diluted weighted average number of Ordinary Shares in issue (millions)		1,563	1,562	1,560

[1]	Included within Other comprehensive expense of $800m (2023: income of $733m; 2022: expense of $878m) is a charge of $21m (2023: $19m; 2022: $7m), relating to Costs of hedging.